Supplemental Cash Flow Information (Details) - Schedule of supplemental cash flow information - USD ($)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Non-cash investing and financing activities:
Shares issued to acquire Holdco shares	$ 11,441
Shares issued in connection with Xcite acquisition	$ 4,196
Common shares issued to settle debt		$ 107,671
Fair value common shares issued in acquisition		$ 13,348,262